Right-of-Use Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at December 31, 2023	971,033	45	168	6,765	978,011
Additions	95,374	102	—	2,654	98,130
Disposals	(27,592)	(2)	—	(970)	(28,564)
Exchange differences	15,434	—	—	(11)	15,423
Historical cost at June 30, 2024	1,054,249	145	168	8,438	1,063,000

Accumulated amortization at December 31, 2023	(440,434)	(15)	(150)	(3,460)	(444,059)
Amortization	(71,076)	(14)	(17)	(1,082)	(72,189)
Impairment	(3,036)	—	—	—	(3,036)
Disposals	23,593	1	—	664	24,258
Exchange differences	(6,803)	—	—	5	(6,798)
Accumulated amortization at June 30, 2024	(497,756)	(28)	(167)	(3,873)	(501,824)

Carrying amount at:
December 31, 2023	530,599	30	18	3,305	533,952
June 30, 2024	556,493	117	1	4,565	561,176